Recapitalization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Recapitalization [Abstract]
RECAPITALIZATION

NOTE 5 – RECAPITALIZATION

The Transaction

On April 14, 2023 (“Closing”), the Company consummated the acquisition of CardioVentures, Inc., a Delaware corporation (“CardioVentures”), pursuant to a Merger Agreement dated November 7, 2022 (the “Merger Agreement”). This agreement was executed among AVRA-SSI Merger Corporation, a wholly owned subsidiary of the Company (“Merger Sub”), CardioVentures, and Dr. Sudhir Srivastava, who, through his holding company, owned a controlling interest in CardioVentures.

At Closing, Merger Sub merged with and into CardioVentures (the “Merger”), with CardioVentures being determined as the accounting acquirer for financial reporting purposes in accordance with ASC 805. The transaction was accounted for as a recapitalization, with AVRA being treated as the Accounting Acquiree. This determination was based on several factors:

●	CardioVentures’ stockholders obtained the largest portion of voting rights in the post-combination company.

●	The Board and management of the combined entity are primarily composed of individuals associated with CardioVentures.

●	CardioVentures had a larger entity size based on historical operations, assets, revenues, and workforce.

●	The ongoing operations, post-combination, are those of CardioVentures.

Merger Consideration and Share Issuance: As part of the Merger, holders of CardioVentures’ outstanding common stock, including certain parties who provided interim convertible financing, were issued 135,808,884 shares of SSII common stock, representing approximately 95% of the issued and outstanding shares of SSII post-merger, while the existing SSII stockholders retained approximately 5% (6,545,531 shares) of the post-merger issued shares.

Pursuant to the Merger Agreement, the holders of CardioVentures’ common stock also received 5,000 shares of newly designated Series A Non-Convertible Preferred Stock (the “Series A Preferred Shares”). These shares:

●	Vote together with SSII common stock as a single class, except as required by law.

●	Entitle holders to exercise 51% of the total voting power of the Company.

●	Are not convertible into common stock, have no dividend rights, and carry a nominal liquidation preference.

●	Include protective provisions requiring the majority vote of Series A Preferred Shares to amend their rights.

●	Are subject to automatic redemption for nominal consideration if holders own less than 50% of the shares received in the Merger.

Restructuring and Capital Contributions: Concurrent with the Merger:

●	The Company changed its name to “SS Innovations International, Inc.,” effected a one-for-ten reverse stock split, and increased its authorized common stock to 250,000,000 shares.

●	Dr. Sudhir Srivastava, our Chief Executive Officer, through his holding company, assigned patents, trademarks, and other intellectual property related to its surgical robotic systems to a wholly owned subsidiary of SSII.

●	Two investors, including a current director, provided interim financing during 2022, contributing $3,000,000 each. As a result, the current director received 7% of SSII’s post-merger issued and outstanding common stock on a fully diluted basis, with 4% treated as stock compensation expenses for strategic value. The second investor received 2.86% of SSII’s post-merger issued shares.

Recapitalization Impact: As part of the recapitalization, CardioVentures acquired the net assets of AVRA at fair value at Closing. The fair value of AVRA’s net assets was assessed to be zero by management, resulting in a recognized loss of $5,000,000 in additional paid-in capital. This loss was due to the difference between the fair value of the shares issued (5% of the total) and AVRA’s net assets.

NOTE 5 – REVERSE RECAPITALIZATION

The Transaction

On April 14, 2023 (“Closing”), the Company consummated the acquisition of CardioVentures, Inc., a Delaware corporation (“CardioVentures”), pursuant to a Merger Agreement dated November 7, 2022 (the “Merger Agreement”). This agreement was executed among AVRA-SSI Merger Corporation, a wholly owned subsidiary of the Company (“Merger Sub”), CardioVentures, and Dr. Sudhir Srivastava, who, through his holding company, owned a controlling interest in CardioVentures.

At Closing, Merger Sub merged with and into CardioVentures (the “Merger”), with CardioVentures being determined as the accounting acquirer for financial reporting purposes in accordance with ASC 805. The transaction was accounted for as a reverse recapitalization, with AVRA being treated as the accounting acquiree. This determination was based on several factors:

●	CardioVentures’ stockholders obtained the largest portion of voting rights in the post-combination company.

●	The Board and management of the combined entity are primarily composed of individuals associated with CardioVentures.

●	CardioVentures had a larger entity size based on historical operations, assets, revenues, and workforce.

●	The ongoing operations, post-combination, are those of CardioVentures.

Merger Consideration and Share Issuance: As part of the Merger, holders of CardioVentures’ outstanding common stock, including certain parties who provided interim convertible financing, were issued 135,808,884 shares of SSII common stock, representing approximately 95% of the issued and outstanding shares of SSII post-merger, while the existing SSII shareholders retained approximately 5% (6,545,531 shares) of the post-merger issued shares.

Pursuant to the Merger Agreement, the holders of CardioVentures’ common stock also received 1,000 shares of newly designated Series A Non-Convertible Preferred Stock (the “Series A Preferred Shares”). These shares:

●	Vote together with SSII common stock as a single class, except as required by law.

●	Entitle holders to exercise 51% of the total voting power of the Company.

●	Are not convertible into common stock, have no dividend rights, and carry a nominal liquidation preference.

●	Include protective provisions requiring the majority vote of Series A Preferred Shares to amend their rights.

●	Are subject to automatic redemption for nominal consideration if holders own less than 50% of the shares received in the Merger.

Restructuring and Capital Contributions: Concurrent with the Merger:

●	The Company changed its name to “SS Innovations International, Inc.,” effected a one-for-ten reverse stock split, and increased its authorized common stock to 250,000,000 shares.

●	Dr. Sudhir Srivastava, through his holding company, assigned patents, trademarks, and other intellectual property related to its surgical robotic systems to a wholly owned subsidiary of SSII.

●	Dr. Frederic Moll and Andrew Economos provided interim financing during 2022, contributing $3,000,000 each. As a result, Dr. Moll received 7% of SSII’s post-merger issued and outstanding common stock on a fully diluted basis, with 4% treated as stock compensation expenses for strategic value. Economos received 2.86% of SSII’s post-merger issued shares.

Reverse Recapitalization Impact: As part of the reverse recapitalization, CardioVentures acquired the net assets of AVRA at fair value at Closing. The fair value of AVRA’s net assets was assessed to be zero by management, resulting in a recognized loss of $5,000,000 in additional paid-in capital. This loss was due to the difference between the fair value of the shares issued (5% of the total) and AVRA’s net assets.